Cover	Jan. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2020
Entity File Number	000-17082
Entity Registrant Name	Novelion Therapeutics Inc.
Entity Central Index Key	0000827809
Entity Tax Identification Number	98-0455702
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	c/o Norton Rose Fulbright
Entity Address, Address Line Two	1800 - 510 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	BC V6B 0M3
City Area Code	877
Local Phone Number	764-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	NVLNF
Entity Emerging Growth Company	false